Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted | $ / shares	$ 141	$ 118.5
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year | shares	6,554,492	6,312,576
Number of stock options, Granted | shares	716,633	1,113,853
Number of stock options, Exercised | shares	(1,520,631)	(811,652)
Number of stock options, Forfeited/cancelled | shares	(51,360)	(60,285)
Number of stock options, Outstanding at end of year | shares	5,699,134	6,554,492
Number of stock options, Exercisable at end of year | shares	2,245,942	2,856,460
Number of stock options, Available for grant | shares	8,900,641	9,565,914
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	$ 110.14	$ 105.26
Weighted-average exercise price,Granted | $ / shares	141	118.5
Weighted-average exercise price,Exercised | $ / shares	95.74	82.74
Weighted-average exercise price,Forfeited/cancelled | $ / shares	122.96	122.22
Weighted-average exercise price,Outstanding at end of year | $ / shares	117.75	110.14
Weighted-average exercise price,Exercisable at end of year | $ / shares	$ 103.82	$ 95.27